Pruco Life Insurance Company                  Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560


                                              May 7, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

         Re:  Pruco Life Variable Appreciable Account  (File No. 811-3971)

Dear Commissioners:

     On behalf of Pruco Life Insurance Company and the Pruco Life Variable Appreciable Account (the "Account"), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2000 has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

     We incorporate by reference the following annual reports for the underlying funds:


1.       Filer/Entity:         AIM V.I. Value Fund
         Registration No.:     811-07452
         CIK No.:              0000896435
         Accession No.:        0000899243-01-000534
         Date of Filing:       03/09/01

2.       Filer/Entity:         American Century VP Value Fund
         Registration No.:     811-05188
         CIK No.:              0000814680
         Accession No.:        0000814680-01-00002
         Date of Filing:       02/21/01

3.       Filer/Entity:         Janus Aspen Series - Growth Portfolio
         Registration No.:     811-07736
         CIK No.:              0000906185
         Accession No.:        00001012709-01-000337
         Date of Filing:       02/21/01

4.       Filer/Entity:         MFS Emerging Growth Series
         Registration No.:     811-8326
         CIK No.:              0000918571
         Accession No.:        0000950156-01-000080
         Date of Filing:       02/14/01

5.       Filer/Entity:         T. Rowe Price International Stock Portfolio
         Registration No.:     811-07145
         CIK No.:              0000918292
         Accession No.:        0000918292-01-000001
         Date of Filing:       02/26/01


6.       Filer/Entity:         The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.:              0000711175
         Accession No.:        0000950130-01-500234
         Date of Filing:       03/12/01


     If you have any questions regarding this filing, please contact me at (973) 802-4708.



                                                   Sincerely,


                                                _/s/____________________________
                                                 ---
                                                   Thomas C. Castano


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